Discontinued Operations and Assets Held for Sale - Narrative (Details) - EUR (€) € in Millions			12 Months Ended
	Sep. 30, 2022	Dec. 07, 2020	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of share capital sold to Gamenet Group S.p.A		100.00%
Discontinued Operations, Held-for-sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of share capital sold to Gamenet Group S.p.A		100.00%
Sale price		€ 950
Cash consideration		€ 725
Period of continuing involvement		3 years
Forecast | Discontinued Operations, Held-for-sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	€ 125		€ 100